                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment [ ]; Amendment Number:
                                                 ---

This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      American Assets, Inc.
Address:   11455 El Camino Real, Suite 200
           San Diego, CA 92130

Form 13F File Number: 028-11686

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Robert F. Barton

Title: Chief Financial Officer

Phone: 858-350-2600

Signature, Place, and Date of Signing:


/s/ Robert F. Barton                    San Diego, CA   11/7/2006
-------------------------------------   [City, State]   [Date]
[Signature]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings are reported in this report, and all holdings are reported by other reporting manager(s).

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13-F File Number Name
28-11688              Insurance Company of the West

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                                    Form 13F
                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 1

Form 13F Information Table Entry Total:            4

Form 13F Information Table Value Total:   $1,561,914
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13-F File Number Name
No. 1 28-11688              Insurance Company of the West


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                           Form 13-F Information Table
                            as of September 30, 2006

           COLUMN 1            COLUMN 2   COLUMN 3  COLUMN 4            COLUMN 5           COLUMN 6  COLUMN 7         COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
                               TITLE OF               VALUE   SHRS OR PRN                 INVESTMENT   OTHER     VOTING  AUTHORITY
        NAME OF ISSUER           CLASS     CUSIP     (X$1000)     AMT     SH/PRN PUT/CALL DISCRETION MANAGERS    SOLE    SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
Wachovia Corp                     com   929903 10 2 1,561,299  23,980,269   SH               sole             23,980,269
Canadian Natural Resources Ltd
   (CNQ)                          com      13635101        91       2,000   SH               sole                  2,000
Oil Services Hldrs (OIH)          com     678002106       380       3,000   SH               sole                  3,000
Suncor Energy Inc. (SU)           com     867229106       144       2,000   SH               sole                  2,000
TOTAL                                               1,561,914  23,987,269                                     23,987,269